Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands		3 Months Ended							9 Months Ended		12 Months Ended
	Feb. 28, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue from External Customer [Line Items]
Total segment and consolidated cost of revenues		$ 8,889				$ 4,390			$ 20,068	$ 9,996	$ 15,829	$ 36,506
General and administrative expenses		5,248				2,723			14,625	11,219	15,390	19,203
Impairment on equity investment												750
Interest expense		(821)				(495)			(1,694)	(2,355)	(2,748)	(8,375)
Gain (loss) on debt extinguishment and revaluation, net	$ 5,800	1,203				(769)			(7,495)	(2,350)	(3,904)	(11,130)
Loss on sale of fixed assets						(373)			(21)	(404)	(398)	(4,089)
Income tax (benefit) expense from operations		547				(569)			1,743	524	1,067	1,346
Net loss from continuing operations		(8,093)				(6,016)			(19,782)	(22,705)	(27,703)	(107,016)
Income tax benefit from discontinued operations												70
Net income from discontinued operations												7,921
Net loss		(8,093)	$ (9,145)	$ (2,544)	$ (4,997)	(6,016)	$ (9,257)	$ (7,432)	(19,782)	(22,705)	(27,703)	(99,095)
(Less) Net loss (income) attributable to non-controlling interest		903				(646)			(3,535)	206	(1,498)	380
Net loss attributable to Soluna Holdings, Inc.		(7,190)				(6,662)			(23,317)	(22,499)	(29,201)	(98,715)
Depreciation and amortization		2,404				2,379			7,209	7,134	9,513	9,506
Reportable Subsegments [Member]
Revenue from External Customer [Line Items]
Total segment and consolidated revenue		7,525				5,797			29,749	10,948	21,066	28,547
Total segment and consolidated cost of revenues		8,889				4,390			20,068	9,996	15,829	36,506
General and administrative expenses		7,652				5,102			21,834	18,353	24,903	28,709
Impairment on fixed assets						41			130	418	575	47,372
Impairment on equity investment												750
Interest expense		821				495			1,694	2,355	2,748	8,375
Gain (loss) on debt extinguishment and revaluation, net		(1,203)				769			7,495	2,350	3,904	11,130
Loss on sale of fixed assets						373			21	404	398	4,089
Other expense, net		6				74			32	301	1,479	(22)
Income tax (benefit) expense from operations		(547)				569			(1,743)	(524)	(1,067)	(1,346)
Net loss from continuing operations											(27,703)	(107,016)
Income before income taxes from discontinued operations (including gain on sale of MTI Instruments of $ $7,751 for the year ended December 31, 2022)												7,851
Income tax benefit from discontinued operations												70
Net income from discontinued operations												7,921
Net loss		(8,093)				(6,016)			(19,782)	(22,705)	(27,703)	(99,095)
(Less) Net loss (income) attributable to non-controlling interest		903				(646)			(3,535)	206	1,498	(380)
Net loss attributable to Soluna Holdings, Inc.		(7,190)				(6,662)			(23,317)	(22,499)	(29,201)	(98,715)
Capital expenditures		3,542				9,639			3,820	12,534	12,705	63,684
Depreciation and amortization		3,915				3,579			11,750	9,498	13,376	28,214
Cryptocurrency Revenue [Member]
Revenue from External Customer [Line Items]
Total segment and consolidated revenue											10,602	24,409
Data Hosting Revenue [Member]
Revenue from External Customer [Line Items]
Total segment and consolidated revenue		4,271				4,011			14,446	5,451	10,196	4,138
Total segment and consolidated cost of revenues		2,555				2,150			6,982	3,181	5,601	3,572
Demand Response Service Revenue [Member]
Revenue from External Customer [Line Items]
Total segment and consolidated revenue		443							1,612		268
Cost of Cryptocurrency Mining Revenue Exclusive of Depreciation [Member]
Revenue from External Customer [Line Items]
Total segment and consolidated cost of revenues											6,365	14,226
Cost of Data Hosting Exclusive of Depreciation [Member]
Revenue from External Customer [Line Items]
Total segment and consolidated cost of revenues											5,601	3,572
Cost of Revenue Depreciation [Member]
Revenue from External Customer [Line Items]
Total segment and consolidated cost of revenues		1,512				1,200			4,540	2,364	3,863	18,708
Cryptocurrency Mining Revenue [Member]
Revenue from External Customer [Line Items]
Total segment and consolidated revenue		2,811				1,786			13,691	5,497
Total segment and consolidated cost of revenues		1,963				1,040			5,687	4,451	$ 6,365	$ 14,226
High Performance Computing Service Revenue [Member]
Revenue from External Customer [Line Items]
Total segment and consolidated revenue
Total segment and consolidated cost of revenues		2,859							2,859
High Performance Computing Service [Member]
Revenue from External Customer [Line Items]
Total segment and consolidated cost of revenues		$ 2,859							$ 2,859